As filed with the Securities and Exchange	Registration No. 333-100209
Commission on December 11, 2014	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 23 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ReliaStar Life Insurance Company
One Orange Way, C2N, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485
on	pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2014 are incorporated into Parts A and B of this Post-Effective Amendment No. 23 by reference to
Registrant’s filing under rule 497(c) as filed on May 2, 2014 and under Rule 497(e) as filed on
August 28, 2014.

A supplement dated December 11, 2014 to the Prospectus and Statement of Additional
Information is included in Parts A and B of this Post-Effective Amendment No. 23.

ReliaStar Life Insurance Company
and its
Separate Account N

VOYA ADVANTAGESM

Supplement Dated December 11, 2014 to the Contract Prospectus and Statement
of Additional Information each dated May 1, 2014, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of Additional Information (the “SAI”). Please read it carefully and keep it with your Contract

Prospectus and SAI for future reference.

Important Information Regarding the VY® PIMCO Bond Portfolio

Effective on or about December 12, 2014, the VY® PIMCO Bond Portfolio will be renamed Voya Aggregate Bond
Portfolio and Voya Investment Management Co. LLC will replace Pacific Investment Management Company LLC as subadviser.

Information in your Contract Prospectus regarding the fund referenced above is changed accordingly.

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Voya Global Resources Portfolio and the Voya International Value Portfolio.

Notice of and Important Information About Upcoming Fund Reorganizations

The Boards of Trustees of Voya Investors Trust and Voya Variable Products Trust approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolio.” The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will be effective on or about the close of business on March 6, 2015 (the
“Reorganization Date”).

Merging Portfolios	Surviving Portfolio
Voya Global Resources Portfolio (Class S)	Voya Global Value Advantage Portfolio (Class I)
Voya International Value Portfolio (Class I)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Merging Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers” section of your
Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date:
• Your investment in the subaccount that invested in a Merging Portfolio will automatically become an investment in the subaccount that invests in the Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation; and
• All existing account balances invested in Class S shares of the Voya Global Resources Portfolio and Class I shares of the Voya International Value Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Voya Global Value Advantage Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

X.100209-14A	Page 1 of 2	December 2014

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging
Portfolios will no longer be available through your contract. Unless you provide us with alternative allocation instructions after the Reorganization Date all allocations directed to the subaccount that invested in a Merging
Portfolio will be automatically allocated to the subaccount that invests in the Surviving Portfolio. See the
“Transfers” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, P.O. Box 5050, Minot, North Dakota 58702-5050 or calling us at 1-877-884-5050.

Information about the Voya Global Value Advantage Portfolio. In connection with the upcoming fund reorganization involving the Voya International Value Portfolio (Class I) and the Voya Global Resources Portfolio
(Class S), effective on the Reorganization Date, the Voya Global Value Advantage Portfolio (Class I) will be added to your contract as an available investment option. The following chart lists summary information regarding the
Voya Global Value Advantage Portfolio and is added to Appendix II of your Contract Prospectus.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Value Advantage Portfolio	Seeks long-term growth of capital and current
income.
Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:
Customer Service
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Important Information Regarding “The Company”

The third paragraph under “The Company” section of the Contract Prospectus and the third paragraph under the
“General Information and History” section of the SAI is deleted and replaced with the following:

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
November 18, 2014, ING’s ownership of Voya was approximately 19%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

X.100209-14A	Page 2 of 2	December 2014

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2013
		-	Statements of Operations for the year ended December 31, 2013
		-	Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
		-	Notes to Financial Statements
Financial Statements - Statutory Basis - of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis - as of December 31, 2013 and 2012
		-	Statements of Operations - Statutory Basis - for the years ended December 31,
2013, 2012 and 2011
		-	Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 2013, 2012 and 2011
		-	Statements of Cash Flows - Statutory Basis - for the years ended December 31,
2013, 2012 and 2011
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)		Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”)
· Incorporated by reference to Initial Registration Statement on Form N-4 (File No.
333-120636), as filed on November 19, 2004.
	(1.2)		Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate
Account One (“Registrant”) · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on April 20, 1998.
	(2)		Not applicable
	(3.1)		Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule · Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on November 5, 1999.
(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.
(3.4)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among Directed
Services LLC and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File
No. 333-100207), as filed on April 11, 2014.
(3.5)	Amendment No. 2 made and entered into as of September 30, 2014 to the
Intercompany Agreement dated as of December 22, 2010 by and among Directed
Services LLC and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File
No. 333-100207), as filed on December 11, 2014.
(3.6)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 21 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on April 7,
2011.
(3.7)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among ING
Investment Management LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 16, 2014.
(3.8)	Amendment No. 2 made and entered into as of September 30, 2014 to the
Intercompany Agreement dated as of December 22, 2010 by and among Voya
Investment Management LLC (formerly ING Investment Management LLC) and
ReliaStar Life Insurance Company· Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on December 11, 2014.
(4.1)	Individual Deferred Tax Sheltered Annuity Contract (Transfer Series) ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.2)	Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified
Plans · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.3)	Individual Deferred Retirement Annuity Contract (Transfer Series) · Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(4.4)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.5)	Flexible Premium Individual Deferred Retirement Annuity Contract · Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.6)	ERISA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 23, 1996.
(4.7)	TSA Endorsement · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28,
1997.
(4.8)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000
(FL) 2-95 in Florida · Incorporated by reference to Post-Effective Amendment No.
4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on July 29,
1997.
(4.9)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No.
13000 (FL-PBC) 2-95 in Florida · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on July 29, 1997.
(4.10)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.11)	Roth IRA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 20, 1998.
(4.12)	Fixed Account C Endorsement · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on December 23, 1998.
(4.13)	Waiver Endorsement · Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 23, 1999.
(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 25, 2001.
(4.15)	ReliaStar Endorsement (merger) · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on October 24, 2002.
(4.16)	Endorsement 149468-09 to Form No. 13000 (FL) 2-95 · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File
No. 333-100208), as filed on April 28, 2009.

(4.17)	Endorsement 149854-08 to Form No. 13000 (FL) 2-95 · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File
No. 333-100208), as filed on April 28, 2009.
(4.18)	Endorsement 03905 01-02 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-100208), as filed on April 12, 2012.
(4.19)	Endorsement 40034 01-04 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-100208), as filed on April 12, 2012.
(5)	Contract Application Form (Transfer Series and Flex Series) · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 20, 1998.
(6.1)	Amended Articles of Incorporation of Depositor · Incorporated by reference to
Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-
18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor · Incorporated by reference to Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517), as
filed on December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity Company,
ING Insurance Company of America, American Funds Insurance Series and
Capital Research and Management Company · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
105319), as filed on July 17, 2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland
Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, ING American Equities, Inc., Directed Services,
Inc., American Funds Distributors, Inc. and Capital Research and Management
Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17,
2003.

(8.3)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated April 30, 2003 by and among ING USA Annuity and Life Insurance
Company (formerly known as Golden American Life Insurance Company),
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company, Southland Life Insurance
Company, ING Life Insurance and Annuity Company, ING Insurance Company of
America, ING American Equities, Inc., Directed Services, Inc., American Funds
Distributors, Inc. and Capital Research and Management Company · Incorporated
by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-6 (File No. 333-153338), as filed on November 14, 2008.
(8.4)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.5)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on December 18, 2009.
(8.6)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26,
2009 by and among ING Life Insurance and Annuity Company, Fidelity
Distributors Corporation, Variable Insurance Products Fund, Variable Insurance
Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund IV and Variable Insurance Products Fund V · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.7)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between
ReliaStar Life Insurance Company, Fidelity Distributors Corporation, Variable
Insurance Products Fund, and Variable Insurance Products Fund II · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 1, 2007.
(8.8)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5,
2004.

(8.9)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.10)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc.
and amended on April 1, 2006 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on November 21, 2006.
(8.11)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.12)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form
N-4 (File No. 333-85618), as filed on February 1, 2007.
(8.13)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life
Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York and Directed Services, Inc. and amended on November 17, 2011 ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on
April 3, 2012.

(8.14)	Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life
Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Directed Services, LLC and ING Financial Advisers, LLC and amended on
June 5, 2007 and November 17, 2011 · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680),
as filed on April 7, 2014.
(8.15)	Amended and Restated Administrative Services Agreement executed as of October
3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and
Annuity Company, ING Insurance Company of America, ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.16)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on November 11, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.17)	Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on May 17, 2006 and November
11, 2011 · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7,
2014.
(8.18)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.19)	Participation Agreement made and entered into as of April 30, 2003 among
ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-100207), as filed on February 20, 2004.

(8.20)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.21)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance
Company and Aetna Investment Services, LLC · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 24, 2002.
(8.22)	Amendment dated as of March 26, 2002 by and between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING
Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance
Company to Participation Agreement dated as of December 6, 2001 and amended on October 1, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 24, 2002, and by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-1A (File No. 333-32575),
as filed on April 30, 2003, and by reference to Pre-Effective Amendment No. 2
(File No. 333-120636), as filed on February 23, 2005, and by reference to Post-
Effective Amendment No. 12 (File No.333-100207), as filed on December 21,
2006.
(8.23)	Service Agreement and Contract with Investment Adviser effective as of December
6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company in connection with the sale of shares of ING Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.24)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners,
Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on November
24, 2003.
(8.25)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002)
and amended on May 1, 2003, November 1, 2004, April 29, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6 (File No. 333-105319), as filed on
November 24, 2003, and by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-6 (File No. 333-69431), as filed on March 1,

2007,and by reference to Post-Effective Amendment No. 6 (File No. 333-120636),
as filed on December 21, 2006.
(8.26)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.27)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management,
Inc. and amended on December 31, 1999, February 11, 2000, May 1, 2000,
February 27, 2001 and June 19, 2001 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as
filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19
(File No. 333-01107), as filed on February 16, 2000, and by reference to Post-
Effective Amendment No. 20 (File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment No. 24 (File No. 333-01107), as filed on
April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No.
033-75988), as filed on April 13, 2004.
(8.28)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.

(8.29)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series and amended on November
4, 1998, February 11, 2000, May 1, 2000 and June 26, 2001 · Incorporated by
reference to Post-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to
Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as
filed on April 13, 2004.
(8.30)	Amended and Restated Fund Participation Agreement made and entered into July
9, 2013 and effective as of January 1, 2011 by and between ReliaStar Life
Insurance Company, ING Financial Advisers, LLC, ING Investments Distributor,
LLC and On Behalf of the Registrants · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on April 11, 2014.
(8.31)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable
Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc.
· Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 26, 2002.
(8.32)	Amendment executed August 30, 2002 to Participation Agreement dated May 1,
2001 by and among ReliaStar Life Insurance Company, ING Variable Products
Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds
Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.33)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.
(8.34)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October
31, 2002.

(8.35)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to
Participation Agreement made and entered into as of May 1, 2002 by and among
ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.36)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar
Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc.
· Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6 (File No. 333-47094), as filed on September 17, 2002.
(8.37)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company,
ING VP Bond Portfolio and ING Funds Distributor, LLC. (f/k/a ING Funds
Distributor, Inc.) · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6 (File No. 033-57244), as filed on February
9, 2004.
(8.38)	Participation Agreement made and entered into as of December 1, 2002 among
ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and
ING Funds Distributions, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on October 31, 2002.
(8.39)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.40)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.41)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company),
Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.42)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.43)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009.
(8.44)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.45)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust and Neuberger Berman Management
Inc. · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4,
1997 and effective August 8, 1997.
(8.46)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and Neuberger
Berman Management Inc. and amended on May 1, 2000 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 23, 1999, and by reference to Post-
Effective Amendment No. 11 (File No. 033-90474), as filed on April 25, 2001.
(8.47)	Service Agreement effective August 8, 1997 by and between Neuberger Berman
Management Inc. and Northern Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(8.48)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 1, 2007.
(8.49)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 25, 2012.
(8.50)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on February 11, 2005.
(8.51)	First Amendment dated August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors
Distributors LLC dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
333-01107), as filed on May 23, 2008.
(8.52)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No.
38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.53)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on May 23, 2008.
(8.54)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005.

(8.55)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global
Investors Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on May 23, 2008.
(8.56)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.57)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.58)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1,
2001 and amended on August 15, 2007 · Incorporated by reference to Post-
Effective Amendment No. 40 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 13, 2005, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.
(8.59)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.60)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.61)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger
Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No.
53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August
18, 2008.
(8.62)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.63)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July
27, 2007.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*
Name	Principal Business Address	Positions and Offices with Depositor
Michael S. Smith	1475 Dunwoody Drive	Director and President
West Chester, PA 19380
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director
New York, NY 10169
Chetlur S. Ragavan	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Heather H. Lavallee	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Diane M. McCarthy	1475 Dunwoody Drive	Senior Vice President and Chief
	West Chester, PA 19380	Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
David P. Wilken	20 Washington Avenue South	Senior Vice President
Minneapolis, Minnesota 55401

Name	Principal Business Address	Positions and Offices with Depositor

Chad M. Eslinger	20 Washington Avenue South	Vice President and Chief Compliance
	Minneapolis, Minnesota 55401	Officer
Judith K. Ginter	20 Washington Avenue South	Vice President, Compliance
Minneapolis, Minnesota 55401
Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774
Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File
No. 333-196391), as filed with the Securities and Exchange Commission on November 21, 2014.

Item 27. Number of Contract Owners

As of November 30, 2014, there were 37,867 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial,
Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya
Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya
Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage:
errors and omissions/professional liability, employment practices liability and fidelity/crime
(a.k.a. “Financial Institutional Bond”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial
Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya
Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C
of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G
of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the
1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i)
Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select
Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable
Account (a separate account of RLIC registered as a unit investment trust under the
1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of
New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York
Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

James L. Nichols, IV	One Orange Way	Director and President
Windsor, CT 06095-4774

Thomas W. Halloran	30 Braintree Hill Office Park	Director
Floors 2-4
Braintree, MA 02184

Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian M. Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Carol B. Keen	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy B. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

C. Nikol Gianopoulos	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

James D. Ensley	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

Voya Financial				$6,384,887.27
Partners, LLC

*		Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	The Company hereby represents that with respect to plans established pursuant to
Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated
August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section
403(b) of the Internal Revenue Code of 1986, as amended. See American Council of
Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-100209) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of
Connecticut, on the 11th day of December, 2014.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

	By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	Michael S. Smith*
Michael S. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Michael S. Smith*	Director and President		)
Michael S. Smith	(principal executive officer))
)
Steven T. Pierson	Senior Vice President and Chief Accounting Officer		)
Steven T. Pierson	(principal accounting officer))
)
Diane M. McCarthy*	Senior Vice President and Chief Financial Officer		)
Diane M. McCarthy	(principal financial officer))
)
Alain M. Karaoglan*	Director		)	December
Alain M. Karaoglan			)	11, 2014
)
Rodney O. Martin*	Director		)
Rodney O. Martin			)
)
Chetlur S. Ragavan*	Director		)
Chetlur S. Ragavan			)
)

Ewout L. Steenbergen*		Director	)
Ewout L. Steenbergen			)

By:	/s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

		SEPARATE ACCOUNT N
		EXHIBIT INDEX
Exhibit No.		Exhibit
24	(b)(9)	Consent and Opinion of Counsel	_______
24(b)	(10)	Consent of Independent Registered Public Accounting Firm	_______
24(b)	(13)	Powers of Attorney	_______